ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION") (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	May 13, 2013	Dec. 31, 2012
Property and equipment		$ 38
Core technology		2,322
Customer relationships		266
Goodwil	33,749	1,654	32,095
Total assets acquired		4,280
Net working capital		567
Other liabilities due to acquisition activity		279
Total assumed liabilities		846
Net assets acquired		$ 3,434